UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 8, 2012

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		91

Form 13F Information Table Value Total:		$103,402,589

List of Other Included Managers:

NONE

                                  TITLE                         VALUE       SHARES/        SHRS/       INVS
NAME OF ISSUER                   OF CLASS           CUSIP      (X$1000)       PRN           PRN        DSCR
-------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                COM            002824100          1554         25350    SHRS        SOLE
Accenture                          COM            G1150G111          1458         22600    SHRS        SOLE
Aflac Inc                          COM            001055102           469         10200    SHRS        SOLE
Allergan Inc.                      COM            018490102          2472         25900    SHRS        SOLE
American Movil SA                  ADR            02364W105           415         16700    SHRS        SOLE
American Tower Reit Inc            COM            03027X100          1991         31600    SHRS        SOLE
Anheuser-Busch InBev               COM            03524A108           982         13500    SHRS        SOLE
Apache Corp                        COM            037411105          1261         12550    SHRS        SOLE
Banco Santander SA                 COM            05964H105           733         95571    SHRS        SOLE
Becton Dickinson & Co              COM            075887109           827         10650    SHRS        SOLE
Blackrock Inc.                     COM            09247X101          1270          6200    SHRS        SOLE
Boeing Company                     COM            097023105           405          5450    SHRS        SOLE
Canadian Natl Railway              ADR            136375102          1326         16700    SHRS        SOLE
CBS Corp. Cl B                     COM            124857202           380         11200    SHRS        SOLE
CenturyLink                        COM            156700106          1755         45400    SHRS        SOLE
Cerner Corp                        COM            156782104           758          9950    SHRS        SOLE
Chevrontexaco Corp                 COM            166764100           211          1965    SHRS        SOLE
Cinemark                           COM            227111101           766         34900    SHRS        SOLE
Cisco Systems Inc.                 COM            17275R102           247         11700    SHRS        SOLE
Consol Energy Inc                  COM            20854P109          1439         42200    SHRS        SOLE
Copano Energy Llc                  COM            217202100           446         12500    SHRS        SOLE
Covance Inc                        COM            222816100          1298         27250    SHRS        SOLE
Cummins Inc.                       COM            231021106          1651         13750    SHRS        SOLE
Deere Company                      COM            244199105          1440         17800    SHRS        SOLE
Discovery Comm. Cl A               COM            25470f104          1260         24900    SHRS        SOLE
Dr. Pepper Snapple                 COM            256131301           567         14100    SHRS        SOLE
Eaton Corporation                  COM            278058102          1296         26000    SHRS        SOLE
Ecolab Inc.                        COM            278865100          2975         48200    SHRS        SOLE
EMC Corporation                    COM            268648102          4035        135050    SHRS        SOLE
Encana Corporation                 ADR            292505104           934         47550    SHRS        SOLE
Endesa, S.A.                       ADR            29244T101           394          7300    SHRS        SOLE
Express Scripts Hldgs CO           COM            302182100          1382         25500    SHRS        SOLE
FedEx Corp                         COM            31428X106           920         10000    SHRS        SOLE
Fiserv Inc.                        COM            337738108          2321         33450    SHRS        SOLE
Freeport McMoran Copper A          COM            35671D857          1107         29100    SHRS        SOLE
Google Inc Class A                 COM            38259P508           484           755    SHRS        SOLE
Hasbro Inc.                        COM            418056107          1153         31400    SHRS        SOLE
Helmerich & Payne Inc              COM            423452101           602         11150    SHRS        SOLE
Home Depot Inc.                    COM            437076102          1243         24700    SHRS        SOLE
J.M. Smucker Co.                   COM            832696405          1473         18100    SHRS        SOLE
J.P. Morgan Chase & Co.            COM            46625H100          1041         22650    SHRS        SOLE
Johnson & Johnson                  COM            478160104          1181         17900    SHRS        SOLE
Johnson Controls Inc.              COM            478366107          2040         62800    SHRS        SOLE
Kite Realty Group                  COM            49803T102            74         14000    SHRS        SOLE
Marsh and McLennan Cos.            COM            571748102          1197         36500    SHRS        SOLE
MasterCard                         COM            57636Q104          3459          8225    SHRS        SOLE
Maxim Integrated Products, Inc     COM            57772K101          1221         42700    SHRS        SOLE
Microsoft Corporation              COM            594918104          1842         57100    SHRS        SOLE
Millicom Intl Cellular             ADR            L6388F110           384          3400    SHRS        SOLE
Monsanto                           COM            61166W101          1827         22900    SHRS        SOLE
New York Cmnty Bancorp             COM            649445103          1217         87500    SHRS        SOLE
NextEra Energy Inc.                COM            65339F101           379          6200    SHRS        SOLE
Norfolk Southern Corp              COM            655844108          1985         30150    SHRS        SOLE
Novartis A G Spon ADR              ADR            66987V109          1610         29050    SHRS        SOLE
Nuance Communications              COM            67020Y100           230          9000    SHRS        SOLE
NYSE Euronext                      COM            629491101          2293         76400    SHRS        SOLE
Pentair Inc                        COM            709631105          1185         24900    SHRS        SOLE
PepsiCo Inc.                       COM            713448108          2127         32050    SHRS        SOLE
Petroleo Brasileiro Adrf           ADR            71654V408           951         35800    SHRS        SOLE
Potash Corp.                       COM            73755L107           941         20600    SHRS        SOLE
Procter & Gamble                   COM            742718109          1660         24700    SHRS        SOLE
Qualcomm Inc                       COM            747525103          2103         30900    SHRS        SOLE
Questar Corporation                COM            748356102          1088         56500    SHRS        SOLE
Raytheon Co.                       COM            755111507           932         17650    SHRS        SOLE
Schlumberger Ltd.                  ADR            806857108          1829         26150    SHRS        SOLE
Steel Dynamics, Inc.               COM            858119100           614         42200    SHRS        SOLE
Stericycle Inc.                    COM            858912108           853         10200    SHRS        SOLE
Teva Pharmaceuticals               ADR            881624209           689         15300    SHRS        SOLE
Thermo Fisher Scientific           COM            883556102          1900         33700    SHRS        SOLE
Tiffany & Co.                      COM            886547108           256          3700    SHRS        SOLE
Toronto Dominion Bank              ADR            891160509           769          9050    SHRS        SOLE
Total S.A.                         ADR            286269105           841         16450    SHRS        SOLE
Transocean                         COM            893817106          1053         19250    SHRS        SOLE
Tupperware Corp                    COM            899896104           927         14600    SHRS        SOLE
United Technologies Corp.          COM            913017109           887         10700    SHRS        SOLE
Vale SA                            ADR            204412209          1185         50800    SHRS        SOLE
Vodafone Grp Plc ADR               ADR            92857W100          1177         42550    SHRS        SOLE
Waste Management Inc.              COM            94196L109          2073         59300    SHRS        SOLE
Whirlpool Corp                     COM            963320106          1353         17600    SHRS        SOLE
Xerox Corporation                  COM            984121103           908        112500    SHRS        SOLE
Bk. of Amer. Conv. Pfd.            PFD            060505682           808           825    SHRS        SOLE
ACWI ex-US International           COM            464288257           143         11087    SHRS        SOLE
Alerian MLP ETF                    COM            00162Q866           456         27400    SHRS        SOLE
BLDRS Emerging Market 50 ADR       COM            09348R300           976         23120    SHRS        SOLE
Claymore Zachs Dividend ETF        COM            18383M506           219         10025    SHRS        SOLE
iShares MSCI EAFE                  COM            464287465           560         10208    SHRS        SOLE
iShares S&P Midcap 400             COM            464287507           298          3000    SHRS        SOLE
iShares S&P Smallcap 600           COM            464287804           366          4800    SHRS        SOLE
Market Vectors Agribusiness ET     COM            5706OU605           285          5400    SHRS        SOLE
Midcap S&P SPDR                    COM            595635103           433          2395    SHRS        SOLE
SPDR S&P 500 Index                 COM            78462F103           882          6262    SHRS        SOLE